Accounts receivable, net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Allowance For Doubtful Accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ 4,601,637	$ 4,788,855	$ 1,772,280
Provision for (reversal of) doubtful accounts	1,968,316	(310,012)	2,740,639
Uncollectible accounts receivable written-off	(2,705,446)
Effects of foreign exchange rate	(341,049)	122,794	275,936
Allowance for doubtful accounts, ending balance	$ 3,523,458	$ 4,601,637	$ 4,788,855